CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Net income	$ 2,786	$ 4,473	$ 13,066	$ 9,366	$ 9,790
Other comprehensive income/(loss), net of tax:
Market value adjustments for investments	0	(1)	7	(18)	13
Market value adjustments for hedges	(9)	18	207	(37)	(359)
Pension and postretirement medical plan adjustments	53	61	434	584	(1,154)
Foreign currency translation and other	(21)	87	(289)	(103)	(156)
Other comprehensive income/(loss)	23	165	359	426	(1,656)
Comprehensive income	2,809	4,638	13,425	9,792	8,134
Net (income) loss attributable to noncontrolling interests, including redeemable noncontrolling interests	2	(50)	(468)	(386)	(399)
Other comprehensive loss attributable to noncontrolling interests	(2)	(41)	72	25	98
Comprehensive income attributable to Disney	$ 2,809	$ 4,547	$ 13,029	$ 9,431	$ 7,833